UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.
Counterpoint Select Fund
SCHEDULE OF INVESTMENTS at March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 79.6%

	Capital Markets - 9.0%
5,000	Affiliated Managers Group, Inc. (a)	$395,000
2,300	Goldman Sachs Group, Inc.	392,449
		787,449
	Chemical Manufacturing - 9.5%
6,000	Amgen, Inc. (a)	358,560
7,500	Teva Pharmaceutical Industries Ltd. - ADR	473,100
		831,660
	Computer & Electronic Products - 13.9%
1,250	Apple, Inc. (a)	293,662
16,000	Cisco Systems, Inc. (a)	416,480
12,000	QUALCOMM, Inc.	503,880
		1,214,022
	Diversified Financials - 4.6%
5,000	Berkshire Hathaway, Inc. - Class B (a)	406,350

	Food Services - 4.6%
6,000	McDonald's Corp.	400,320

	General Merchandise Stores - 3.2%
5,000	Wal-Mart Stores, Inc.	278,000

	Information Services - 4.2%
650	Google, Inc. (a)	368,557

	Oil & Gas Products - 8.2%
5,000	BP PLC - ADR	285,350
6,500	Exxon Mobil Corp.	435,370
		720,720
	Oil & Gas Services - 3.6%
5,000	Schlumberger Ltd.	317,300

	Professional, Scientific & Technical Services - 6.3%
8,000	Accenture PLC - Class A	335,600
2,500	Cerner Corp. (a)	212,650
		548,250
	Software 9.0%
16,000	Microsoft Corp.	468,320
12,500	Oracle Corp.	321,125
		789,445
	Telecommunications - 3.5%
10,000	Verizon Communications, Inc.	310,200

	TOTAL COMMON STOCKS
	(Cost $5,905,385)	6,972,273

	INVESTMENT COMPANY - 2.6%
9,500	PowerShares Wilderhill Progressive Energy - ETF	230,565

	TOTAL INVESTMENT COMPANY
	(Cost $238,418)	230,565

Contracts (100 shares per contract)
	CALL OPTIONS PURCHASED - 12.0%

	Beverage & Tobacco Products - 0.6%
200	The Coca Cola Co.
	Expiration: April, 2010, Exercise Price: $52.50	52,000

	Chemical Manufacturing - 1.5%
500	Pfizer, Inc.
	Expiration: January, 2011, Exercise Price: $15.00	132,500

	Computer & Electronic Products - 1.8%
100	Cisco Systems, Inc.
	Expiration: July, 2010, Exercise Price: $27.00	7,900
150	EMC Corp.
	Expiration: April, 2010, Exercise Price: $19.00	1,050
100	Juniper Networks, Inc.
	Expiration: April, 2010, Exercise Price: $29.00	18,400
75	QUALCOMM, Inc.
	Expiration: April, 2010, Exercise Price: $45.00	525
150	QUALCOMM, Inc.
	Expiration: January, 2011, Exercise Price: $35.00	127,500
		155,375
	Credit Intermediation - 2.8%
500	Bank of America Corp.
	Expiration: January, 2011, Exercise Price: $15.00	197,500
500	Citigroup, Inc.
	Expiration: June, 2010, Exercise Price: $4.00	16,500
500	Citigroup, Inc.
	Expiration: January, 2011, Exercise Price: $4.00	32,000
		246,000
	Diversified Financials - 1.4%
100	The Blackstone Group L.P.
	Expiration: January, 2011, Exercise Price: $10.00	45,700
300	The Blackstone Group L.P.
	Expiration: January, 2011, Exercise Price: $12.50	76,500
		122,200
	General Manufacturing - 2.8%
300	General Electric Co.
	Expiration: January, 2011, Exercise Price: $10.00	247,200

	Investment Companies - 1.1%
100	PowerShares QQQ - ETF
	Expiration: April, 2010, Exercise Price: $46.00	23,700
150	PowerShares QQQ - ETF
	Expiration: May, 2010, Exercise Price: $48.00	20,100
300	PowerShares Wilderhill Progressive Energy - ETF
	Expiration: June, 2010, Exercise Price: $11.00	3,750
150	ProShares UltraShort S&P 500 - ETF
	Expiration: April, 2010, Exercise Price: $32.00	6,600
150	Industrial Select Sector SPDR - ETF
	Expiration: June, 2010, Exercise Price: $29.00	39,600
		93,750
	Oil & Gas Services - NM
200	Weatherford International Ltd.
	Expiration: April, 2010, Exercise Price: $17.00	2,600

	TOTAL CALL OPTIONS PURCHASED
	(Cost $923,593)	1,051,625

	SHORT-TERM INVESTMENT - 6.6%

	Money Market Fund - 6.6%
573,188	Fidelity Government Portfolio - Institutional Class, 0.036% (b)	573,188
	TOTAL SHORT-TERM INVESTMENT	573,188
	(Cost $573,188)

	TOTAL INVESTMENTS IN SECURITIES - 100.8%
	(Cost $7,640,584)	8,827,651
	Liabilities in Excess of Other Assets - (0.8)%	(73,192)
	TOTAL NET ASSETS - 100.0%	$8,754,459

(a)	Non-income producing security.
(b)	7-Day Yield
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
NM	Less than 0.05%

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows+:

Cost of investments		$7,641,389
Gross unrealized appreciation		1,310,254
Gross unrealized depreciation		(123,991)
Net unrealized appreciation		$1,186,262

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Counterpoint Select Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$6,972,273	$-	$-	$6,972,273
Investment Company	230,565	-	-	230,565
Options^	1,051,625	-	-	1,051,625
Short-Term Investment	573,188	-	-	573,188
Total Investments in Securities	$8,827,651	$-	$-	$8,827,651

^ See Schedule of Investments for industry breakout.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/ Robert M Slotky
Robert M. Slotky, President

Date   May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Robert M. Slotky
Robert M. Slotky, President

Date   May 27, 2010

By (Signature and Title)*        /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   May 21, 2010

* Print the name and title of each signing officer under his or her signature.